Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Assets
	December 31,
	2023	2022
	USD in thousands
Government authorities	1,604	1,127
Prepaid expenses	1,483	460
Grants receivables (1)	1,159	-
Other assets	837	85
	5,083	1,672
(1)	In November 2023, the Company has been granted $1,159 thousand war grants associated with Israel-Hamas war.